787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 14, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Floating Rate Income Portfolio and BlackRock Secured Credit Portfolio, each a series of BlackRock Funds II
(File No. 333-142592)

Ladies and Gentlemen:

On behalf of BlackRock Funds II and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 5, 2013, to the Prospectuses for BlackRock Floating Rate Income Portfolio and BlackRock Secured Credit Portfolio (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated March 5, 2013 in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at (212)728-8510.

Very truly yours,

/s/ Anthony Geron
Anthony Geron

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC